Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 223102

Independent Accountants’ Agreed-Upon Procedures Report

Greystone Senior Debt Operating Partnership LP (the “Company”)

Goldman Sachs & Co. LLC (the “Structuring Agent”)
J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

UBS Securities LLC

ATLAS SP Securities, a division of Apollo Global Securities, LLC

ATLAS SP Partners, L.P.

Capital One Securities, Inc.

Huntington Securities, Inc.

(together, the Specified Parties):

Re: GSTNE 2024-HC3, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2024-HC3 Rating Agency Preliminary Tape 2024.2.13.xlsx” provided by the Company on February 13, 2024 (the “Data File”), containing information on 22 collateral interests and the related 51 mortgaged properties as of March 1, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by GSTNE 2024-HC3, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

·	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
·	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
·	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
·	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

·	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
·	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
·	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
·	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
·	The term “Index Rate Assumption” means the 1-month Term SOFR rate of 5.330%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
·	The term “Provided Information” means the Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interest. and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interest to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interest being securitized, (iii) the compliance of the originator of the collateral interest with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the collateral interest and related mortgaged properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
February 13, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Property Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
Operating Beds	Underwritten Cash Flow Statement, Appraisal
Licensed Beds	Underwritten Cash Flow Statement, Appraisal
Number of Beds	Underwritten Cash Flow Statement, Appraisal
Unit of Measure	Underwritten Cash Flow Statement, Appraisal
Bed Mix: Independent Living	Appraisal
Bed Mix: Assisted Living	Appraisal
Bed Mix: Memory Care	Appraisal
Bed Mix: Skilled Nursing	Appraisal
Occupancy % At Close	Underwritten Cash Flow Statement, Appraisal
Occupancy Date	Underwritten Cash Flow Statement, Appraisal
Ownership Interest	Title Policy
Loan Purpose	Settlement Statement, Sale Purchase Agreement
A-1

Attribute	Source Document(s)
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicing Tape provided by the Company, Servicing Screenshot
Future Funding Advance Conditions	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Collateral Interest Cut-off Date Balance ($)	Schedule provided by the Company
Cut-Off Date Amortized Balance	Amortization Schedule
Pari Passu Balance in Other Securitization	Schedule provided by the Company
Rate Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Index	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Margin	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
SOFR Premium	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Rate Conversion Agreement
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
A-2

Attribute	Source Document(s)
Mortgage Loan Margin Change Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Index Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Index Cap	Rate Cap Agreement, Rate Cap Confirmation, Loan Agreement, Mezzanine Loan Agreement
Mortgage Loan Index Cap Termination Date	Rate Cap Agreement, Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Rate Cap Agreement, Rate Cap Confirmation
Exit Fees	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Collateral Interest Margin	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Junior Participation Cut-off Date Balance	Schedule provided by the Company
Junior Participation Balloon Payment ($)	Schedule provided by the Company
Junior Participation Cut-off Date Margin	Schedule provided by the Company
Amortization Type During Initial Term	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Initial IO Period	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
ARD Loan (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Extension Options (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
A-3

Attribute	Source Document(s)
Extension Options Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Amortization Type During Extensions	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
First Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Fee	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Fee	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
A-4

Attribute	Source Document(s)
Second Extension Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Fee	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Fully Extended Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Most Recent Occupancy	Third Most Recent Occupancy
Third Most Recent As Of Period	Underwritten Cash Flow Statement
Third Most Recent Medicaid Revenues	Underwritten Cash Flow Statement
Third Most Recent Private Pay Revenues	Underwritten Cash Flow Statement
Third Most Recent Medicare Revenues	Underwritten Cash Flow Statement
Third Most Recent Other Revenues	Underwritten Cash Flow Statement
A-5

Attribute	Source Document(s)
Third Most Recent Revenues	Underwritten Cash Flow Statement
Third Most Recent Expenses	Underwritten Cash Flow Statement
Third Most Recent Management Fee Adjustment	Underwritten Cash Flow Statement
Third Most Recent NOI	Underwritten Cash Flow Statement
Third Most Recent Capital Expenses	Underwritten Cash Flow Statement
Third Most Recent NCF	Underwritten Cash Flow Statement
Third Most Recent Medicaid Days	Underwritten Cash Flow Statement
Third Most Recent Private Pay Days	Underwritten Cash Flow Statement
Third Most Recent Medicare Days	Underwritten Cash Flow Statement
Third Most Recent Other Days	Underwritten Cash Flow Statement
Third Most Recent Total Days	Underwritten Cash Flow Statement
Second Most Recent Occupancy	Underwritten Cash Flow Statement
Second Most Recent As Of Period	Underwritten Cash Flow Statement
Second Most Recent Medicaid Revenues	Underwritten Cash Flow Statement
Second Most Recent Private Pay Revenues	Underwritten Cash Flow Statement
Second Most Recent Medicare Revenues	Underwritten Cash Flow Statement
Second Most Recent Other Revenues	Underwritten Cash Flow Statement
Second Most Recent Revenues	Underwritten Cash Flow Statement
Second Most Recent Expenses	Underwritten Cash Flow Statement
Second Most Recent Management Fee Adjustment	Underwritten Cash Flow Statement
Second Most Recent NOI	Underwritten Cash Flow Statement
Second Most Recent Capital Expenses	Underwritten Cash Flow Statement
Second Most Recent NCF	Underwritten Cash Flow Statement
Second Most Recent Medicaid Days	Underwritten Cash Flow Statement
Second Most Recent Private Pay Days	Underwritten Cash Flow Statement
Second Most Recent Medicare Days	Underwritten Cash Flow Statement
Second Most Recent Other Days	Underwritten Cash Flow Statement
A-6

Attribute	Source Document(s)
Second Most Recent Total Days	Underwritten Cash Flow Statement
Most Recent Occupancy	Underwritten Cash Flow Statement
Most Recent As Of Period	Underwritten Cash Flow Statement
Most Recent Medicaid Revenues	Underwritten Cash Flow Statement
Most Recent Private Pay Revenues	Underwritten Cash Flow Statement
Most Recent Medicare Revenues	Underwritten Cash Flow Statement
Most Recent Other Revenues	Underwritten Cash Flow Statement
Most Recent Revenues	Underwritten Cash Flow Statement
Most Recent Expenses	Underwritten Cash Flow Statement
Most Recent Management Fee Adjustment	Underwritten Cash Flow Statement
Most Recent NOI	Underwritten Cash Flow Statement
Most Recent Capital Expenses	Underwritten Cash Flow Statement
Most Recent NCF	Underwritten Cash Flow Statement
Most Recent Medicaid Days	Underwritten Cash Flow Statement
Most Recent Private Pay Days	Underwritten Cash Flow Statement
Most Recent Medicare Days	Underwritten Cash Flow Statement
Most Recent Other Days	Underwritten Cash Flow Statement
Most Recent Total Days	Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Underwritten Cash Flow Statement
Underwritten As-Is Medicaid Revenues ($)	Underwritten Cash Flow Statement
Underwritten As-Is Private Pay Revenues ($)	Underwritten Cash Flow Statement
Underwritten As-Is Medicare Revenues ($)	Underwritten Cash Flow Statement
Underwritten As-Is Other Revenues ($)	Underwritten Cash Flow Statement
Underwritten Revenues ($)	Underwritten Cash Flow Statement
Underwritten Expenses ($)	Underwritten Cash Flow Statement
Underwritten As-Is Management Fee Adjustment ($)	Underwritten Cash Flow Statement
Underwritten NOI ($)	Underwritten Cash Flow Statement
A-7

Attribute	Source Document(s)
Underwritten Reserves ($)	Underwritten Cash Flow Statement
Underwritten NCF ($)	Underwritten Cash Flow Statement
Underwritten As-Is Medicaid Days	Underwritten Cash Flow Statement
Underwritten As-Is Private Pay Days	Underwritten Cash Flow Statement
Underwritten As-Is Medicare Days	Underwritten Cash Flow Statement
Underwritten As-Is Other Days	Underwritten Cash Flow Statement
Underwritten As-Is Total Days	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Underwritten Cash Flow Statement
Underwritten Stabilized Medicaid Revenues ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Private Pay Revenues ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Medicare Revenues ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Other Revenues ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Management Fee Adjustment ($)	Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Medicaid Days	Underwritten Cash Flow Statement
Underwritten Stabilized Private Pay Days	Underwritten Cash Flow Statement
Underwritten Stabilized Medicare Days	Underwritten Cash Flow Statement
Underwritten Stabilized Other Days	Underwritten Cash Flow Statement
Underwritten Stabilized Total Days	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized Revenues ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized Expenses ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized Management Fee Adjustment ($)	Underwritten Cash Flow Statement, Appraisal
A-8

Attribute	Source Document(s)
Appraisal Stabilized NOI ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized Reserves ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized NCF ($)	Underwritten Cash Flow Statement, Appraisal
Recourse	Guaranty Agreement, Loan Agreement
Recourse Provisions	Guaranty Agreement, Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement
Sponsor	Loan Agreement, Promissory Note, Guaranty Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Organization Chart
Affiliated Sponsor (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Organization Chart
Tenants-in-common (Y/N)	Loan Agreement, TIC Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report, Engineering Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report
A-9

Attribute	Source Document(s)
Lockbox Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Cash Management Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Cash Management Agreement, Tenant Direction Letter
Cash Management Trigger Event	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Cash Management Agreement
Tax Escrow (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Tax Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Tax Escrow (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Springing Tax Escrow Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Insurance Escrow (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Insurance Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Insurance Escrow (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Springing Insurance Escrow Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
A-10

Attribute	Source Document(s)
Replacement Reserve (Upfront)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Replacement Reserve (Cut-off Date)($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Replacement Reserve (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Replacement Reserve Cap($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing Replacement Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
TI/LC Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
TI/LC Reserve (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
TI/LC Reserve Cap($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Environmental Reserve (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
A-11

Attribute	Source Document(s)
Environmental Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Debt Service Reserve (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Debt Service Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Debt Service Reserve (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Debt Service Reserve Cap($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing Debt Service Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves (Upfront)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Other Reserves (Cut-Off Date)($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Other Reserves (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves Cap ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
A-12

Attribute	Source Document(s)
Other Reserves Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 (Upfront)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Other Reserves 2 (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 Cap ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Pari Passu/B-Note/Mezz Debt In Place? (Y/N/Description)	Loan Agreement, Promissory Note, Junior Note, Subordination and Standstill Agreement
Form of Remaining Permitted Additional Debt	Loan Agreement, Promissory Note, Junior Note, Subordination and Standstill Agreement
Accounts Receivable Financing In Place	Loan Agreement, Promissory Note, Junior Note, Subordination and Standstill Agreement
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Subordinate Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Subordinate Debt Margin	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
Subordinate Debt Interest Rate	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
A-13

Attribute	Source Document(s)
Subordinate Debt Cut-off Date Balance ($)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
Future Debt Permitted (Y/N)	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Permitted Future Debt Type	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Default (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Late (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Initial Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Remaining Call Protection (Cut-off Date)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value ($)	Appraisal
Stabilized Appraised Value ($)	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal
Interest Accrual Basis	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Lookback Period	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
A-14

Attribute	Source Document(s)
Property Manager	Management Agreement, Loan Agreement
Operator	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
State License Beginning Date	License
State License End Date	License
Facility Licensed As	License
Certificate of Need State (Y/N)	Provided by the Company
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant Square Feet	Underwritten Rent Roll Statement
Largest Tenant Expiration Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant Square Feet	Underwritten Rent Roll Statement
2nd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant Square Feet	Underwritten Rent Roll Statement
3rd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Square Feet	Underwritten Rent Roll Statement
4th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Square Feet	Underwritten Rent Roll Statement
5th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
A-15

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Cut-Off Date Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance ($)	Set to equal Mortgage Loan Commitment Cut-Off Date Balance ($)
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Mortgage Loan Annual Debt Service Payment (IO) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (P&I) ($)	For any collateral interest that is interest-only, set equal to Mortgage Loan Annual Debt Service Payment (IO) ($). For any collateral interest that is amortizing, based on amortization schedule.
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all collateral interests
Collateral Interest Balloon Balance ($)	Set equal to Collateral Interest Cut-off Date Balance ($).
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Cut-Off Date Balance ($) minus the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Junior Participation Balloon Payment ($) minus and iii) Pari Passu Funded Amount
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate
B-1

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (P&I) ($)	For any collateral interest that is interest-only, set equal to Collateral Interest Annual Debt Service Payment (IO) ($). For any collateral interest that is amortizing, based on amortization schedule.
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($) minus Junior Participation Cut-off Date Balance
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap if applicable
Mortgage Loan Rate Floor	Mortgage Loan Margin plus the greater of i) Mortgage Loan Index Floor and ii) Index Rate Assumption
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Junior Participation Cut-off Date Interest Rate	The sum of the Junior Participation Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)
Original Loan Term (Initial)	Number of payments between the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
B-2

Attribute	Calculation Methodology
Seasoning (months)	Number of payments between the First Payment Date and Cut-off Date
Fully Extended Loan Term (Initial)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Most Recent NOI divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Collateral Interest Most Recent NCF DSCR	Most Recent NCF divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Most Recent NOI divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Most Recent NCF divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
B-3

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) Mortgage Loan Commitment Original Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) Mortgage Loan Commitment Original Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis
B-4

Attribute	Calculation Methodology
Collateral Interest Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis
Collateral Interest Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount
Collateral Interest Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) Mortgage Loan Balloon Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) Mortgage Loan Balloon Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Commitment Original Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis
Collateral Interest Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of i) Mortgage Loan Cut-off Date Interest Rate, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis
Collateral Interest Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount
B-5

Attribute	Calculation Methodology
Collateral Interest Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Original Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount divided by As-Is Appraised Value ($)
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Sum of i) Collateral Interest Cut-off Date Balance ($) ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount divided by Stabilized Appraised Value
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
B-6

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Collateral Interest Recover Care New Hampshire Portfolio was not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, Cash Management Agreement or Rate Cap Confirmation, and we were instructed by the Company to assume such “Compared Attributes” relating to this Collateral Interest and Mortgaged Property are accurate and not to perform any procedure.
3.	The Collateral Interest Eden Senior Care - Willow Falls was not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, Cash Management Agreement or Rate Cap Confirmation, and we were instructed by the Company to assume such “Compared Attributes” relating to this Collateral Interest and Mortgaged Property are accurate and not to perform any procedure.
4.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable mortgage asset and Compared or Recomputed Attribute(s):
Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Livingston Hills	Mortgage Loan Initial Funded Amount ($), Future Funding Advance Conditions	Provided by the Company

C-1